OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2012
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	NOTE 6:- OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
	December 31,
	2012	2011

Prepaid expenses	$327	$57
Employees	58	136
Government authorities	108	20
Other accounts receivable	75	85

	$568	$298